Plant and equipment - Additional information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D	$ 363,079
Right-of-use assets. | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D	86,853
Leasehold Improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Non cash additions	$ 7,500,515	$ 0